INCOME TAXES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Reconciliation of Income Tax Expense (Benefit)
U.S. Statutory rate of 34%					$ (178,983)	$ (168,317)
Tax rate difference between China and U.S.					(119,322)	(111,148)
Change in valuation allowance	$ 97,875	$ 53,143	$ 200,000	$ 119,852	298,305	279,465
Effective income rate